Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
Schedule of Subsidiary Companies

As of the date of this report, details of the subsidiary companies are as follows:

Name	Background	Ownership
Reitar Logtech Engineering Limited (formerly known as Kamui Group Holdings Limited)	— A BVI company — Incorporated on September 15, 2022 — Issued share capital of US$202 — Investment holding	Wholly owned by the Company
Kamui Development Group Limited	— A Hong Kong company — Incorporated on October 24, 2022 — Issued share capital of HK$1 — Investment holding	Indirectly wholly owned by the Company
KLA-iBotics Holdings Limited	— A BVI company — Incorporated on May 20, 2025 — Issued share capital of nil as no par value — Investment holding	30% owned by the Kamui Development Group Limited*
Kamui Cold Chain Engineering & Service Limited	— A Hong Kong company — Incorporated on October 26, 2015 — Issued share capital of HK$100 — Provision of construction and engineering services	Wholly owned by Kamui Development Group Limited
Kamui Logistics Automation System Limited	— A Hong Kong company — Incorporated on January 22, 2013 — Issued share capital of HK$10,000 — Provision of construction and engineering services	Wholly owned by KLA-iBotics Holdings Limited*
Jingxing Holdings Limited	— A BVI company — Incorporated on April 29, 2025 — Acquired on May 30, 2025 — Issued share capital of HK$7,000 — Provision of construction and engineering services	Wholly owned by KLA-iBotics Holdings Limited*
Jingxing Storage Equipment Engineering (H.K.) Limited	— A Hong Kong company — Incorporated on January 14, 2000 — Acquired on May 30, 2025 — Issued share capital of HK$1,000 — Provision of construction and engineering services	Wholly owned by Jingxing Holdings Limited*
Kamui Construction & Engineering Group Limited (formerly known as Window King Limited)	— A Hong Kong company — Incorporated on December 16, 2016 — Issued share capital of HK$1 — Provision of construction and engineering services	Wholly owned by Kamui Development Group Limited
Vincit EngTech Co., Limited	— A Hong Kong company — Incorporated on July 14, 2023 — Issued share capital of HK$1,000 — Provision of construction and engineering services	75% owned by Kamui Cold Chain Engineering & Service Limited
Reitar Capital Partners Limited	— A BVI company — Incorporated on May 11, 2020 — Issued share capital of USD$100 — Intermediate holding company	Wholly owned by the Company
Reitar Logtech Group Limited	— A Hong Kong company — Incorporated on June 3, 2020 — Issued share capital of HK$100 — Intermediate holding company — Provision of asset and project management services	Wholly owned by Reitar Capital Partners Limited
Name	Background	Ownership
Reitar Cold Chain Limited	— A Hong Kong company — Incorporated on February 26, 2021 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reitar Properties Leasing Limited	— A Hong Kong company — Incorporated on Mar 1, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reithub Consulting Limited	— A Hong Kong company — Incorporated on February 28, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reitar Asset Management Limited	— A Hong Kong company — Incorporated on June 14, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Cogen Advisory Limited	— A Hong Kong company — Incorporated on September 1, 2022 — Issued share capital of HK$100 — Provision of professional consultancy services	51% owned by Reitar Logtech Group Limited
Cogen Investment (WS) Limited	— A Hong Kong company — Incorporated on February 1, 2023 — Issued share capital of HK$100 — Provision of professional consultancy services	Wholly owned by Cogen Advisory Limited
Cogen Operation Limited	— A Hong Kong company — Incorporated on September 30, 2022 — Fully acquired on May 15, 2023 — Issued share capital of HK$10,000 — Provision of asset and project management services	Wholly owned by Cogen Advisory Limited
Winner Logistics Network Limited	— A Hong Kong company — Incorporated on August 1, 2024 — Acquired on November 15, 2024 — Issued share capital of HK$10,000 — Provision of asset and project management services	51% owned by Cogen Operation Limited
A.R.E. Holdings Limited	— A BVI company — Incorporated on May 22, 2025 — Issued share capital of USD$100 — Intermediate holding company	51% owned by Reitar Logtech Group Limited
A.R.E. CommTech Limited	— A Hong Kong company — Incorporated on June 2, 2025 — Issued share capital of HK$1 — Provision of asset and project management services	Wholly owned by A.R.E. Holdings Limited
Pine Forest Holdings Limited	— A BVI company — Incorporated on July 9, 2025 — Issued share capital of USD$100 — Intermediate holding company	Wholly owned by Reitar Logtech Group Limited
Pine Forest Holdings Limited	— A BVI company — Incorporated on 3 June, 2020 — Issued share capital with US$100 — Intermediate holding company	Wholly owned by Reitar Logtech Group Limited

Name	Background	Ownership
Smart Pointer Legtech Limited	— A Hong Kong company — Incorporated on April 29, 2025 — Issued share capital of HK$7,000 — Inactive	51% owned by Pine Forest Holdings Limited
Zhen Origin Foodtech Group Limited	— A Hong Kong company — Incorporated on September 3, 2025 — Issued share capital of HK$10,000 — Trading of agricultural products	Wholly owned by Reitar Logtech Group Limited
FTT Rich Harvest Group Limited	— A Hong Kong company — Incorporated on September 16, 2025 — Issued share capital of HK$100 — Trading of food	51% owned by Reitar Logtech Group Limited
FTT Rich Harvest NutriChoice Limited	— A Hong Kong company — Incorporated on January 15, 2026 — Issued share capital of HK$100 — Inactive	51% owned by Reitar Logtech Group Limited
Ziyu Group Holdings Limited	— A BVI company — Incorporated on October 13, 2025 — Issued share capital of US$100 — Intermediate holding company	Wholly owned by Reitar Logtech Group Limited
Ziyu Food Labs Limited	— A Hong Kong company — Incorporated on October 23, 2025 — Issued share capital of HK$100 — Inactive	Wholly owned by Ziyu Group Holdings Limited
AgroSmart Chain Limited	— A Hong Kong company — Incorporated on December 11, 2025 — Issued share capital of HK$100 — Inactive	51% owned by Reitar Logtech Group Limited
You You Culture Group Limited	— A Hong Kong company — Incorporated on January 15, 2026 — Issued share capital of HK$100 — Inactive	51% owned by Reitar Logtech Group Limited
LMT Holdings Limited	— A BVI company — Incorporated on March 26, 2026 — Issued share capital of US$100 — Intermediate holding company	51% owned by Reitar Logtech Group Limited

*	Although the Company holds 30% of the equity interests in KLA-iBotics Holdings Limited, the Company exercises control over through its ownership of 100% of the Class B Ordinary Shares, each carrying twenty votes per share, compared to one vote per Class A Ordinary Share. As a result, the Company holds approximately 89.55% of the total voting power and has the ability to direct the activities that most significantly affect KLA-iBotics Holdings Limited’ economic performance. Accordingly, the Company has a controlling financial interest in KLA-iBotics Holdings Limited under ASC 810, Consolidation, and therefore consolidates Kamui Logistics Automation System Limited and Jingxing Holdings in its consolidated financial statements.